Form N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK MUNICIPAL BOND FUND, INC.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 28, 2026